Subsequent Events (Details) - $ / shares		12 Months Ended
	Apr. 08, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Subsequent Events [Line Items]
Reverse stock		1-for-30	1-for-30	1-for-30
Ordinary shares authorized		2,083,333,334
Forecast [Member]
Subsequent Events [Line Items]
Reverse stock	1-for-30
Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Ordinary shares, par value (in Dollars per share)		$ 0.0000375	$ 0.0000375
Ordinary share outstanding		629,942	10,000,000
Ordinary shares authorized		1,666,666,667	1,666,666,667
Class A Ordinary Shares [Member] | Maximum [Member]
Subsequent Events [Line Items]
Ordinary share outstanding		18,897,500
Class A Ordinary Shares [Member] | Minimum [Member]
Subsequent Events [Line Items]
Ordinary share outstanding		629,942
Class B Ordinary Shares [Member]
Subsequent Events [Line Items]
Ordinary shares, par value (in Dollars per share)		$ 0.0000375	$ 0.0000375
Ordinary share outstanding		533,334
Ordinary shares authorized		416,666,667	416,666,667
Ordinary Shares [Member]
Subsequent Events [Line Items]
Ordinary shares, par value (in Dollars per share)		$ 0.001
Ordinary share outstanding			30,000,000
Ordinary shares authorized		50,000,000
Ordinary Shares [Member] | Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Ordinary shares, par value (in Dollars per share)		$ 0.00000125
Ordinary Shares [Member] | Class B Ordinary Shares [Member]
Subsequent Events [Line Items]
Ordinary shares, par value (in Dollars per share)		$ 0.00000125
Ordinary share outstanding		533,334
Ordinary Shares [Member] | Class B Ordinary Shares [Member] | Maximum [Member]
Subsequent Events [Line Items]
Ordinary share outstanding		16,000,000
Ordinary Shares [Member] | Class B Ordinary Shares [Member] | Minimum [Member]
Subsequent Events [Line Items]
Ordinary share outstanding		533,334